Significant accounting policies - Summary of Property and Equipment Are Depreciated On A Straight Line Basis Over The Estimated Useful Life of The Assets (Detail)	12 Months Ended
Dec. 31, 2021
Leasehold improvements [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life in years	5 years
Leasehold improvements [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life in years	12 years
Technical Equipment And Machines [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life in years	3 years
Technical Equipment And Machines [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life in years	15 years
Other facilities and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life in years	3 years
Other facilities and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life in years	15 years
Right-of-use assets [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life in years	1 year
Right-of-use assets [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life in years	12 years